Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Business Combination [Abstract]
Schedule of Provisional Fair Value of Identifiable Assets Acquired and Liabilities Assumed	The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):
Net assets acquired:
Cash	$1,000
Accounts receivable	11,999
Contract assets	4,615
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541,
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net tangible assets acquired	36,024
Consideration transferred	$54,500
Goodwill recognized	$18,476
The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):
Net assets acquired:
Cash	$1,000
Accounts receivable	11,999
Contract assets	4,615
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net assets acquired	36,024
Consideration transferred	$54,500
Goodwill recognized	$18,476

Schedule of Pro Forma	The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands).
	Unaudited
	Fiscal Year Ended
	December 29,	December 31,
	2024	2023

Pro forma revenue	$381,860	$697,651
Pro forma net loss from continuing operations	(283,122)	(320,589)